UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS ADJUSTABLE RATE

INCOME FUND

FORM N-Q

FEBRUARY 29, 2008

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited)	February 29, 2008

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.9%
$5,380,168	American Home Mortgage Assets, 3.345% due 10/25/46 (a)(b)	$4,548,427
	Banc of America Mortgage Securities Inc.:
94,661	6.790% due 3/25/33 (a)	94,508
3,459,672	4.462% due 2/25/35 (a)(b)	3,497,606
	Bear Stearns Alternate-A Trust:
403,422	3.555% due 11/25/34 (a)	356,945
1,165,387	3.385% due 4/25/35 (a)(b)	1,125,970
	Bear Stearns ARM Trust:
1,237,404	6.669% due 2/25/35 (a)(b)	1,221,936
3,617,744	5.086% due 8/25/35 (a)(b)	3,630,642
3,213,864	Bear Stearns Asset-Backed Securities Inc., 3.735% due 10/25/33 (a)(b)	3,215,899
1,967,548	Bear Stearns Second Lien Trust, 3.355% due 12/25/36 (a)(b)(c)	1,475,661
	Countrywide Home Loan Mortgage Pass-Through Trust:
3,335,385	3.635% due 12/25/17 (a)(b)	3,344,359
3,815,989	3.585% due 7/25/18 (a)(b)	3,805,584
1,988,210	4.241% due 9/25/33 (a)(b)	1,889,396
2,140,070	Deutsche Mortgage Securities Inc., 3.585% due 6/25/34 (a)(b)	2,106,865
	Federal Home Loan Mortgage Corp. (FHLMC):
746,662	3.571% due 11/15/26 (a)(b)	746,115
658,463	STRIPS, 5.583% due 6/1/28 (a)	667,725
	Federal National Mortgage Association (FNMA):
2,907,619	3.435% due 10/25/35 (a)(b)	2,859,931
	Grantor Trust:
476,152	6.174% due 1/25/28 (a)	491,933
4,062,021	6.322% due 3/25/42 (a)(b)	4,020,964
4,776,604	6.221% due 8/25/43 (a)(b)	4,868,726
	REMIC Trust:
1,429,761	5.282% due 3/25/27 (a)(b)	1,389,662
4,860,125	PAC, 3.535% due 8/25/33 (a)(b)	4,823,266
	Whole Loan:
661,730	3.535% due 5/25/42 (a)	650,211
3,639,059	6.178% due 8/25/42 (a)(b)	3,659,482
1,478,587	First Horizon Alternative Mortgage Securities, 5.934% due 2/25/36 (a)(b)	1,517,142
882,756	First Republican Mortgage Loan Trust, 6.163% due 6/25/30 (a)(b)	880,970
2,048,540	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.722% due 4/18/29 (a)(d)	152,841
766,024	GS Mortgage Securities Corp. II, 3.464% due 3/20/23 (a)(b)(c)	764,426
	Harborview Mortgage Loan Trust:
2,101,642	3.379% due 6/19/34 (a)(b)	1,977,698
5,012,928	3.329% due 11/19/36 (a)(b)	4,309,097
166,004	IMPAC CMB Trust, 4.135% due 10/25/33 (a)	163,320
666,377	IMPAC Secured Assets Corp., 3.535% due 11/25/34 (a)	651,752
3,218,530	Indymac Index Mortgage Loan Trust, 5.394% due 10/25/35 (a)(b)	2,941,161
1,118,925	JPMorgan Commercial Mortgage Finance Corp., IO, 1.164% due 9/15/29 (a)	45,739
18,180,975	LB Commercial Conduit Mortgage Trust, IO, 0.482% due 10/15/35 (a)(d)	144,995
851,538	Lehman Structured Securities Corp., 3.460% due 9/26/45 (a)(b)(c)	847,702
660,671	MASTR ARM Trust, 7.280% due 12/25/33 (a)	658,115
3,276,113	Merrill Lynch Mortgage Investors Inc., 4.488% due 2/25/35 (a)(b)	3,272,063
52,190	MLCC Mortgage Investors Inc., 3.501% due 3/15/25 (a)	46,828
1,622,943	New York Mortgage Trust Inc., 3.465% due 8/25/35 (a)(b)	1,532,392
	Residential Accredit Loans Inc.:
2,776,583	3.475% due 12/25/33 (a)(b)	2,764,851
3,900,000	3.340% due 9/25/46 (a)(b)(e)	3,362,379
	Residential Asset Securitization Trust:
2,335,758	3.635% due 6/25/33 (a)(b)	2,264,622
	PAC:

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.9% (continued)
$2,474,382	3.585% due 11/25/33 (a)(b)	$2,346,172
1,812,035	3.535% due 5/25/34 (a)(b)	1,760,661
3,386,196	Residential Funding Mortgage Securities I Trust, 3.535% due 6/25/33 (a)(b)	3,299,796
	Sequoia Mortgage Trust:
946,623	6.619% due 9/20/32 (a)(b)	945,326
640,361	3.774% due 6/20/33 (a)	637,150
	Structured ARM Loan Trust:
331,997	3.686% due 2/25/34 (a)	331,977
873,142	7.571% due 3/25/34 (a)(b)	901,050
1,324,728	6.097% due 11/25/34 (a)(b)	1,360,204
	Structured Asset Mortgage Investments Inc.:
1,354,832	3.735% due 7/25/32 (a)(b)	1,351,954
964,277	7.507% due 8/25/35 (a)(b)	977,898
1,274,574	3.515% due 12/27/35 (a)(b)	1,087,287
2,008,195	7.174% due 12/27/35 (a)(b)	1,948,672
1,459,986	3.335% due 9/25/47 (a)(b)	1,390,637
	Structured Asset Securities Corp.:
1,773,979	4.135% due 3/25/28 (a)(b)	1,612,991
3,243,879	4.075% due 8/25/28 (a)(b)	2,923,041
414,113	6.896% due 6/25/32 (a)	413,455
314,993	7.330% due 9/25/32 (a)	314,470
1,516,527	3.635% due 4/25/33 (a)(b)	1,420,958
2,479,052	6.349% due 6/25/35 (a)(b)(c)	2,585,126
	Thornburg Mortgage Securities Trust:
395,727	3.585% due 3/25/44 (a)	395,806
2,101,273	3.385% due 7/25/45 (a)(b)	2,100,114
1,303,540	3.405% due 10/25/45 (a)(b)	1,300,825
2,707,160	Wachovia Mortgage Loan Trust LLC, 5.228% due 8/20/35 (a)(b)	2,742,452
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,762,677	5.492% due 5/25/46 (a)(b)	1,613,951
2,129,467	5.482% due 8/25/46 (a)(b)	1,917,186
	Washington Mutual Inc.:
2,742,802	4.285% due 6/25/33 (a)(b)	2,734,482
1,975,431	5.941% due 9/25/36 (a)(b)	1,996,116
1,159,495	5.922% due 4/25/44 (a)(b)	1,139,188
1,778,631	Washington Mutual Mortgage Pass-Through Certificates, 7.302% due 11/25/30 (a)(b)	1,774,732
	Wells Fargo Mortgage Backed Securities Trust:
3,524,954	4.621% due 11/25/34 (a)(b)	3,544,819
	PAC:
2,783,984	3.535% due 5/25/33 (a)(b)	2,747,395
1,457,281	4.500% due 6/25/33 (b)	1,461,775
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $141,858,022)	135,867,572
ASSET-BACKED SECURITIES - 11.0%
Diversified Financial Services - 1.7%
	Business Loan Express:
2,131,596	3.715% due 1/25/28 (a)(b)(c)	2,140,981
785,420	3.785% due 6/25/28 (a)(b)(c)	787,372
1,145,553	3.685% due 7/25/28 (a)(b)(c)	1,150,433
1,870,023	4.071% due 5/15/29 (a)(b)(c)	1,668,094
	Total Diversified Financial Services	5,746,880
Home Equity - 9.3%
	Amortizing Residential Collateral Trust:

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Home Equity - 9.3% (continued)
$3,640,336	3.835% due 7/25/32 (a)(b)	$3,094,373
372,576	3.485% due 8/25/32 (a)	349,676
	Bear Stearns Asset-Backed Securities Inc.:
2,672,733	3.615% due 10/25/33 (a)(b)	2,564,986
584,186	3.585% due 12/25/33 (a)	534,282
451,028	Cendant Mortgage Corp., 3.685% due 7/25/43 (a)(c)	447,077
442,936	Centex Home Equity, 3.405% due 10/25/35 (a)	441,860
28,078	First Franklin Mortgage Loan Trust, 4.055% due 8/25/32 (a)	28,015
2,981,760	GSAMP Trust, 3.435% due 5/25/36 (a)(b)(c)(e)	2,452,497
5,889,000	New Century Home Equity Loan Trust, 3.755% due 8/25/34 (a)(b)	5,210,942
1,530,237	NovaStar Home Equity Loan Trust, 4.085% due 5/25/33 (a)(b)	1,257,796
	Renaissance Home Equity Loan Trust:
988,111	3.575% due 6/25/33 (a)	712,981
917,357	3.575% due 8/25/33 (a)(b)	861,191
3,719,832	3.635% due 12/25/33 (a)(b)	3,459,517
	SACO I Trust:
521,493	3.395% due 9/25/35 (a)	434,777
1,485,153	3.285% due 4/25/36 (a)(b)	854,282
944,940	3.395% due 6/25/36 (a)(b)	759,900
3,849,333	Saxon Asset Securities Trust, 3.835% due 6/25/33 (a)(b)	3,303,863
118,169	Specialty Underwriting & Residential Finance Trust, 3.480% due 1/25/34 (a)	114,815
905,216	Structured Asset Investment Loan Trust, 3.815% due 1/25/33 (a)(b)	868,662
3,411,285	Truman Capital Mortgage Loan Trust, 3.565% due 3/25/37 (a)(b)(c)	2,932,511
	Total Home Equity	30,684,003
	TOTAL ASSET-BACKED SECURITIES (Cost - $41,375,969)	36,430,883
CORPORATE BONDS & NOTES - 9.4%
Aerospace & Defense - 0.0%
35,000	Hawker Beechcraft Acquisition Co., 9.750% due 4/1/17	34,913
Airlines - 0.0%
70,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	70,350
Auto Components - 0.0%
160,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	134,000

Automobiles - 0.6%
2,000,000	DaimlerChrysler NA, Holding Corp., 3.562% due 8/3/09 (a)(b)	1,975,038

Building Products - 0.1%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14 (b)	140,800
Capital Markets - 0.5%
2,000,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (b)(c)	1,770,132
Chemicals - 0.0%
35,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	26,600
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	21,550
	Total Chemicals	48,150
Commercial Banks - 3.1%
2,000,000	Glitnir Banki HF, Bond, 4.421% due 1/18/12 (a)(b)(c)	1,734,938
	HSBC Bank PLC:
100,000	8.570% due 8/20/12 (a)	93,500
	Medium-Term Notes:
2,000,000	6.724% due 7/20/12 (a)(b)(c)	1,706,000
100,000	8.320% due 8/20/12 (a)	92,700

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Commercial Banks - 3.1% (continued)
$2,000,000	Landsbanki Islands HF, Senior Notes, 3.793% due 8/25/09 (a)(b)(c)	$1,939,034
970,000	Russian Agricultural Bank, Loan Participation Notes, 6.300% due 5/15/17 (b)(c)	906,950
690,000	TuranAlem Finance BV, Bonds, 5.269% due 1/22/09 (a)(c)	652,912
880,000	VTB Capital SA, 4.812% due 11/2/09 (a)(b)(c)	873,858
2,360,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 3.839% due 8/1/08 (a)(b)(c)	2,345,250
	Total Commercial Banks	10,345,142
Commercial Services & Supplies - 0.0%
30,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.380% due 7/15/11	26,475
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	41,500
50,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	41,125
	Total Commercial Services & Supplies	109,100

Containers & Packaging - 0.1%
35,000	Graham Packaging Co. Inc., 8.500% due 10/15/12	31,588
30,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	28,425
110,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	103,125
45,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	40,050

	Total Containers & Packaging	203,188

Diversified Consumer Services - 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	17,350
Diversified Financial Services - 0.7%
90,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.700% due 10/1/12	75,150
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	30,375
750,000	Merna Reinsurance Ltd., Subordinated Notes, 6.580% due 7/7/10 (a)(c)	722,850
2,000,000	Residential Capital LLC, Senior Notes, 6.598% due 4/17/09 (a)(b)	1,310,000

	Total Diversified Financial Services	2,138,375

Diversified Telecommunication Services - 0.9%
	Citizens Communications Co.:
30,000	7.050% due 10/1/46	22,050
10,000	Senior Notes, 7.875% due 1/15/27	8,950
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	210,262
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	99,750
65,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	52,975
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	59,400
200,000	Qwest Communications International Inc., Senior Notes, 6.565% due 2/15/09 (a)	199,500
180,000	Qwest Corp., Notes, 8.241% due 6/15/13 (a)	174,150
2,000,000	Telecom Italia Capital, 4.561% due 7/18/11 (a)(b)	1,902,962
280,000	Virgin Media Finance PLC, Senior Notes, 9.130% due 8/15/16	236,600
130,000	Windstream Corp., Senior Notes, 8.635% due 8/1/16	132,925

	Total Diversified Telecommunication Services	3,099,524

Electric Utilities - 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	32,700

Energy Equipment & Services - 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	33,819

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Energy Equipment & Services - 0.1% (continued)
$170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (c)	$171,275

	Total Energy Equipment & Services	205,094

Health Care Equipment & Supplies - 0.0%
10,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	8,600

Health Care Providers & Services - 0.3%
40,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	39,450
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	64,675
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (f)	285,660
63,704	IASIS Healthcare LLC, IASIS Capital Corp., 7.340% due 5/1/14 (a)	56,060
	Tenet Healthcare Corp., Senior Notes:
371,000	9.880% due 7/1/14	348,276
189,000	9.250% due 2/1/15	171,990
5,000	Universal Hospital Services Inc., 8.500% due 6/1/15 (f)	5,012
50,000	US Oncology Holdings Inc., Senior Notes, 10.760% due 3/15/12 (f)	38,750

	Total Health Care Providers & Services	1,009,873

Hotels, Restaurants & Leisure - 0.1%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (g)	750
15,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	14,025
	MGM MIRAGE Inc., Senior Notes:
100,000	5.875% due 2/27/14	88,500
45,000	7.500% due 6/1/16	42,075
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	33,500

	Total Hotels, Restaurants & Leisure	178,850

Independent Power Producers & Energy Traders - 0.6%
	AES Corp.:
220,000	7.750% due 10/15/15	224,400
110,000	8.000% due 10/15/17	112,750
140,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	130,900
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19	19,700
30,000	7.625% due 5/15/27	28,425
1,300,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (b)(c)(f)	1,277,250
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	67,550

	Total Independent Power Producers & Energy Traders	1,860,975

IT Services - 0.0%
20,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (c)(f)	16,250
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	60,000

	Total IT Services	76,250

Machinery - 0.0%
40,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	39,900

Media - 0.7%
50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	46,250
10,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 12.125% due 1/15/15	5,150
155,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	108,500
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	173,700
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	14,875
120,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (c)	70,800
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	26,850
2,000,000	Viacom Inc., Senior Notes, 5.341% due 6/16/09 (a)(b)	1,953,922

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Media - 0.7% (continued)
$10,000	XM Satellite Radio Inc., Senior Notes, 7.739% due 5/1/13 (a)	$8,600

	Total Media	2,408,647

Metals & Mining - 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	106,250
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	29,775
25,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (c)(f)	17,875
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	18,100
40,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	37,800
15,000	Steel Dynamics Inc., 7.375% due 11/1/12 (c)	15,263
25,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	22,187

	Total Metals & Mining	247,250

Multiline Retail - 0.0%
40,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (c)(f)	33,400
40,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	40,050

	Total Multiline Retail	73,450

Oil, Gas & Consumable Fuels - 0.8%
2,000,000	Anadarko Petroleum Corp., Senior Notes, 5.391% due 9/15/09 (a)(b)	1,957,158
35,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	35,175
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	145,206
70,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (a)	60,725
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	33,862
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14 (c)	29,325
50,000	8.250% due 12/15/14 (c)	49,625
35,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13	35,569
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	25,000
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	14,100
	Williams Cos. Inc., Notes:
40,000	6.489% due 5/1/09 (a)(c)(d)	40,500
80,000	8.750% due 3/15/32	94,600

	Total Oil, Gas & Consumable Fuels	2,520,845

Paper & Forest Products - 0.0%
10,000	Abitibi-Consolidated Co. of Canada, Senior Notes, 8.380% due 4/1/15	5,650
	Abitibi-Consolidated Inc.:
25,000	Debentures, 7.400% due 4/1/18	11,938
20,000	Notes, 8.550% due 8/1/10	11,275
50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	48,750
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	27,000

	Total Paper & Forest Products	104,613

Pharmaceuticals - 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (g)	18,450

Real Estate Management & Development - 0.0%
70,000	Realogy Corp., 12.375% due 4/15/15	37,450

Road & Rail - 0.0%
80,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	76,400
Specialty Retail - 0.0%
20,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	16,300

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Specialty Retail - 0.0% (continued)
$10,000	Michaels Stores Inc., 11.375% due 11/1/16	$8,325

	Total Specialty Retail	24,625

Textiles, Apparel & Luxury Goods - 0.0%
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	16,405

Tobacco - 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	9,400
10,000	11.000% due 5/15/12	10,200

	Total Tobacco	19,600

Trading Companies & Distributors - 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	83,000
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	33,400
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	54,925

	Total Trading Companies & Distributors	171,325

Transportation Infrastructure - 0.0%
70,000	Saint Acquisition Corp., Senior Secured Notes, 10.815% due 5/15/15 (a)(c)	30,450

Wireless Telecommunication Services - 0.6%
5,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,425
20,000	Rural Cellular Corp., Senior Subordinated Notes, 8.124% due 6/1/13 (a)	20,300
2,000,000	Vodafone Group PLC, 3.369% due 2/27/12 (a)(b)	1,877,904

	Total Wireless Telecommunication Services	1,902,629

	TOTAL CORPORATE BONDS & NOTES (Cost - $33,923,241)	31,150,443

COLLATERALIZED SENIOR LOANS - 10.2%
Aerospace & Defense - 0.5%
	Dubai Aerospace Enterprise, Term Loan:
334,528	7.803% due 7/31/09 (a)	331,706
286,022	8.933% due 7/31/14 (a)	274,402
348,200	9.033% due 7/31/14 (a)	334,054
782,925	Hawker Beechcraft, Term Loan B, 7.193% due 3/26/14 (a)	726,898

	Total Aerospace & Defense	1,667,060

Auto Components - 0.3%
997,500	Allison Transmission, Term Loan B, 6.831% due 8/7/14 (a)	882,649

Commercial Services & Supplies - 0.3%
58,426	Aramark Corp., 7.073% due 1/31/14 (a)	54,240
997,494	US Investigations Services Inc., Term Loan B, 7.910% due 2/21/15 (a)	845,376
	Total Commercial Services & Supplies	899,616
Diversified Consumer Services - 0.5%
975,666	Education Management, Term Loan C, 6.625% due 6/15/13 (a)(b)	849,135
997,500	Thomson Learning Hold, Term Loan B, 5.620% due 7/15/14 (a)	875,532
	Total Diversified Consumer Services	1,724,667

Diversified Financial Services - 0.8%
997,500	Chrysler Financial, Term Loan B, 8.990% due 8/3/12 (a)	871,566
995,000	Iconix, Term Loan B, 7.450% due 5/1/14 (a)	927,837
997,481	Sally Holdings LLC, Term Loan B, 7.519% due 11/15/13 (a)	926,232

	Total Diversified Financial Services	2,725,635

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Diversified Telecommunication Services - 0.3%
$997,459	Cablevision Systems Corp., Term Loan B, 6.415% due 3/30/13 (a)	$924,852
Electric Utilities - 0.3%
997,500	TXU Corp., Term Loan B, 6.579% due 10/10/14 (a)	913,077
Food Products - 0.5%
994,924	Bolthouse Farms Inc., Term Loan B, 7.500% due 12/16/12 (a)	933,985
	Dole Food Co.:
94,090	5.160% due 4/1/13 (a)	80,129
207,998	Tranche B Term Loan, 7.576% due 4/12/13 (a)	177,136
693,325	Tranche C Term Loan, 5.250% due 4/12/13 (a)	590,453
	Total Food Products	1,781,703
Health Care Equipment & Supplies - 0.3%
	Bausch & Lomb Inc.:
800,000	Term Loan, 8.080% due 4/11/15 (a)	774,364
200,000	Term Loan B, 6.511% due 4/11/15 (a)	193,591
	Total Health Care Equipment & Supplies	967,955
Health Care Providers & Services - 1.3%
	Community Health Systems Inc.:
61,872	Term Loan, 7.510% due 7/2/14 (a)	56,742
922,660	Term Loan B, 7.560% due 7/2/14 (a)	846,156
994,975	HCA Inc., Term Loan B, 7.610% due 11/1/13 (a)	918,719
994,987	Health Management Association, Term Loan B, 5.021% due 1/16/14 (a)	862,219
	IASIS Healthcare LLC, Term Loan:
693,909	7.067% due 5/1/14 (a)	610,640
238,891	5.700% due 5/3/14 (a)	210,224
995,006	Vanguard Health, Term Loan B, 5.521% due 5/18/11 (a)	922,868
	Total Health Care Providers & Services	4,427,568
Hotels, Restaurants & Leisure - 1.6%
919,664	Aramark Corp., Term Loan, 6.705% due 1/31/14 (a)	853,772
1,000,000	Cinemark USA Inc., Term Loan B, 5.874% due 10/5/13 (a)	888,125
	Golden Nugget Inc., Term Loan:
363,636	7.350% due 6/8/14 (a)	316,364
636,364	5.215% due 6/14/14 (a)	553,636
	Las Vegas Sands LLC, Term Loan:
200,000	7.100% due 5/8/14 (a)	178,646
796,000	7.110% due 5/8/14 (a)	711,010
995,000	Six Flags, Term Loan B, 5.365% due 5/31/13 (a)	846,203
970,155	Tropicana Entertainment, Term Loan B, 9.250% due 12/15/11 (a)	954,120
	Total Hotels, Restaurants & Leisure	5,301,876
Household Products - 0.2%
925,583	Yankee Candle, Term Loan B, 7.360% due 1/15/14 (a)	821,455
Independent Power Producers & Energy Traders - 0.1%
449,592	NRG Energy Inc., Term Loan, 7.110% due 2/1/13 (a)	415,311

IT Services - 0.3%
997,500	First Data Corp., Term Loan, 7.635% due 10/15/14 (a)	909,992
Media - 1.3%
997,468	Charter Communications, Term Loan B, 7.360% due 3/15/14 (a)	879,554
997,487	Idearc Inc., Term Loan B, 7.200% due 11/1/14 (a)	826,668
995,000	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 4/4/14 (a)	838,909
	Univision Communications Inc., Term Loan B:

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Media - 1.3% (continued)
$966,443	7.204% due 9/15/14 (a)	$814,135
33,557	7.600% due 9/15/14 (a)	28,269
1,000,000	UPC Broadband Holding B.V., Term Loan N, 6.381% due 3/30/14 (a)	881,563
	Total Media	4,269,098
Multiline Retail - 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 7.448% due 3/13/13 (a)	927,723

Oil, Gas & Consumable Fuels - 0.2%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 8.200% due 3/30/14 (a)	83,478
894,270	Term Loan, 8.198% due 3/30/14 (a)	778,015
	Total Oil, Gas & Consumable Fuels	861,493
Paper & Forest Products - 0.3%
994,924	Georgia-Pacific Corp., Term Loan, 7.420% due 12/23/13 (a)	919,558

Specialty Retail - 0.5%
994,987	Amscan Holdings Inc., Term Loan B, 7.485% due 5/1/13 (a)	895,488
994,962	Michaels Stores Inc., Term Loan B, 5.417% due 10/31/13 (a)	860,756
	Total Specialty Retail	1,756,244
Wireless Telecommunication Services - 0.3%
1,000,000	Centennial Cellular Operating Co., Term Loan C, 7.373% due 2/9/11 (a)	956,000
	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $36,532,567)	34,053,532
MORTGAGE-BACKED SECURITIES - 15.7%
FHLMC - 1.4%
4,599,126	Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM, 5.914% due 3/1/33 (a)(b)	4,730,083
FNMA - 14.3%
	Federal National Mortgage Association (FNMA):
1,676,819	5.993% due 5/1/36 (a)(b)	1,732,741
20,600,000	5.000% due 3/12/38-4/14/38 (h)	20,254,974
25,350,000	5.500% due 3/12/38-4/14/38 (h)	25,494,017
	TOTAL FNMA	47,481,732

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $52,335,325)	52,211,815

SOVEREIGN BOND - 0.7%
Russia - 0.7%
1,965,150	Russian Federation, 7.500% due 3/31/30 (b)(c) (Cost - $2,224,441)	2,250,097

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.8%
U.S. Government Agencies - 18.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
82,237	7.356% due 8/1/29 (a)	84,287
594,586	7.210% due 8/1/32 (a)	615,292
92,771	7.475% due 8/1/32 (a)	93,602
	5/1 Hybrid ARM:
281,919	6.623% due 12/1/26 (a)	287,930
151,244	7.337% due 7/1/29 (a)	155,606
628,239	7.340% due 7/1/29 (a)	646,549
2,444,004	3.944% due 7/1/33 (a)(b)	2,467,263

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
U.S. Government Agencies - 18.8% (continued)
	Five Year CMT ARM:
$227,539	5.977% due 8/1/25 (a)	$237,185
47,009	6.383% due 12/1/30 (a)	48,750
	Gold Fifteen Year:
674	6.000% due 5/1/08	676
1,046	6.000% due 6/1/08	1,049
6,039	6.000% due 11/1/08	6,076
53,484	6.000% due 3/1/09	54,007
8,763	6.000% due 4/1/09	8,858
7,067	6.000% due 7/1/09	7,167
36,039	6.000% due 3/1/11	37,138
71,594	6.000% due 5/1/11	73,776
78,964	6.000% due 6/1/11	81,285
567,207	6.000% due 4/1/17	586,773
190,475	6.000% due 5/1/17	197,060
133,107	6.000% due 6/1/17	137,710
11,894	Gold Thirty Year, 6.500% due 4/1/29	12,488
	One Year CMT ARM:
298,374	6.925% due 12/1/23 (a)	308,443
226,460	6.279% due 2/1/24 (a)	233,412
1,159,912	6.592% due 4/1/26 (a)(b)	1,183,355
1,939,541	6.775% due 6/1/29 (a)(b)	1,980,606
548,144	7.339% due 7/1/29 (a)	561,297
380,059	7.216% due 3/1/31 (a)	386,481
6,410	7.075% due 5/1/31 (a)	6,467
984,275	6.929% due 10/1/33 (a)(b)	993,882
3,243,987	One Year LIBOR, 4.095% due 5/1/33 (a)(b)	3,254,725
87,604	Six Month LIBOR, 7.305% due 7/1/27 (a)	89,339
187,503	Three Year CMT ARM, 6.095% due 12/1/30 (a)	196,898
	Federal National Mortgage Association (FNMA):
1,418,226	11th District COFI, 5.786% due 2/1/31 (a)(b)	1,434,516
189,331	Fifteen Year, 5.500% due 3/1/11	193,513
841,005	Five Year CMT ARM, 6.439% due 5/1/30 (a)(b)	884,789
	One Year CMT ARM:
437,602	7.047% due 11/1/18 (a)	456,691
129,516	6.596% due 4/1/20 (a)	132,322
188,834	6.559% due 7/1/21 (a)	192,328
93,567	7.039% due 8/1/22 (a)	97,639
123,009	7.186% due 7/1/23 (a)	125,847
241,332	6.365% due 8/1/23 (a)	240,793
333,161	7.184% due 2/1/24 (a)	343,171
105,504	6.750% due 12/1/25 (a)	107,301
272,269	6.699% due 1/1/27 (a)	279,048
734,697	7.330% due 7/1/27 (a)(b)	751,695
254,660	5.793% due 8/1/27 (a)	262,291
56,863	6.969% due 2/1/28 (a)	58,402
173,177	7.053% due 3/1/28 (a)	176,769
617,755	5.920% due 2/1/29 (a)	635,629
693,923	6.730% due 8/1/29 (a)	724,131
631,496	7.041% due 11/1/29 (a)	641,050
300,032	6.576% due 1/1/30 (a)	314,730
123,643	6.478% due 5/1/30 (a)	126,740
220,455	7.065% due 9/1/30 (a)	232,369
1,213,587	7.215% due 12/1/30 (a)(b)	1,243,359
233,882	6.731% due 1/1/31 (a)	239,214
331,090	6.838% due 2/1/31 (a)	336,931

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
U.S. Government Agencies - 18.8% (continued)
$291,896	6.838% due 3/1/31 (a)	$298,721
151,949	6.274% due 4/1/31 (a)	155,702
527,834	6.861% due 4/1/31 (a)	540,266
445,673	7.175% due 7/1/31 (a)	458,368
1,305,708	6.117% due 9/1/31 (a)(b)	1,337,106
201,070	6.223% due 9/1/31 (a)	213,249
488,509	6.326% due 10/1/31 (a)	491,521
202,460	7.090% due 3/1/32 (a)	209,217
72,244	6.875% due 6/1/32 (a)	72,612
1,248,275	5.818% due 7/1/32 (a)(b)	1,319,136
774,466	6.707% due 9/1/32 (a)(b)	794,391
169,157	7.165% due 11/1/32 (a)	174,909
1,538,613	6.343% due 12/1/32 (a)(b)	1,591,496
676,566	6.040% due 1/1/33 (a)	694,258
516,086	6.333% due 1/1/33 (a)	530,320
1,705,165	4.106% due 5/1/33 (a)(b)	1,728,967
	One Year LIBOR:
422,799	6.814% due 8/1/32 (a)	427,045
994,744	4.964% due 11/1/32 (a)(b)	1,005,677
	Six Month CD ARM:
642,194	6.307% due 12/1/20 (a)	652,244
46,336	6.979% due 6/1/24 (a)	47,352
505,933	7.158% due 7/1/24 (a)	521,788
1,128,021	6.825% due 9/1/24 (a)(b)	1,163,177
444,296	7.197% due 9/1/24 (a)	453,011
	Six Month LIBOR:
175,643	6.816% due 11/1/31 (a)	177,432
747,077	7.209% due 1/1/33 (a)(b)	767,917
948,775	4.780% due 4/1/33 (a)(b)	966,459
181,694	7.405% due 4/1/33 (a)	185,015
2,722,183	4.551% due 5/1/33 (a)(b)	2,751,174
2,380,304	4.453% due 6/1/33 (a)(b)	2,418,853
	Three Year CMT ARM:
128,704	6.475% due 9/1/21 (a)	133,482
2,044,901	6.919% due 6/1/30 (a)(b)	2,167,747
15,560	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	15,643
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
217,271	6.375% due 2/20/16 (a)	222,101
265,815	6.375% due 6/20/17 (a)	271,839
775,339	5.625% due 9/20/20 (a)(b)	785,058
209,810	6.375% due 3/20/21 (a)	214,368
216,221	6.380% due 3/20/21 (a)	220,646
1,532,123	6.375% due 6/20/22 (a)(b)	1,564,453
352,601	5.625% due 8/20/22 (a)	356,013
902,437	5.125% due 10/20/22 (a)(b)	904,664
460,583	5.125% due 11/20/22 (a)	461,703
186,583	5.125% due 12/20/22 (a)	186,906
329,960	6.375% due 5/20/23 (a)	336,641
236,373	6.375% due 1/20/24 (a)	240,641
526,566	6.375% due 3/20/24 (a)	535,884
294,493	6.375% due 5/20/26 (a)	300,537
562,954	5.625% due 9/20/27 (a)	566,982
556,537	5.125% due 10/20/27 (a)	556,955
938,648	6.375% due 4/20/32 (a)(b)	955,939
356,492	6.375% due 5/20/32 (a)	363,058

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
U.S. Government Agencies - 18.8% (continued)
$1,937,648	5.625% due 7/20/32 (a)(b)	$1,951,530
1,489,052	5.625% due 8/20/32 (a)(b)	1,499,754
317,755	5.630% due 9/20/32 (a)	319,916

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $62,383,457)	62,546,543

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $370,633,022)	354,510,885

SHORT-TERM INVESTMENTS - 6.2%
U.S. Government Agency - 0.4%
1,270,000	Federal Home Loan Bank (FHLB), Bonds, 3.161% due 1/28/09 (a)(i) (Cost - $1,270,000)	1,269,495

Repurchase Agreement - 5.8%
19,368,000	Morgan Stanley tri-party repurchase agreement dated 2/29/08, 3.000% due 3/3/08; Proceeds at maturity - $19,372,842; (Fully collateralized by U.S. government agency obligation, 6.060% due 10/6/20; Market value - $20,229,555) (b) (Cost - $19,368,000)	19,368,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,638,000)	20,637,495

	TOTAL INVESTMENTS - 112.9% (Cost - $391,271,022#)	375,148,380
	Liabilities in Excess of Other Assets - (12.9)%	(42,854,386)

	TOTAL NET ASSETS - 100.0%	$332,293,994

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, written options and to-be-announced (“TBA”) securities.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security is currently in default.

(h)	This security is traded on a TBA basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
54	Eurodollar Futures, Put	3/17/08	$97.00	$3,037
103	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	110.50	28,969
	Total Options Written (Premiums Received - $80,152)			$32,006

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a

Notes to Schedule of Investments (unaudited) (continued)

realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$870,785
Gross unrealized depreciation	(16,993,427)

Net unrealized depreciation	$(16,122,642)

At February 29, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	51	3/08	$12,180,993	$12,391,725	$210,732
Eurodollar	278	6/08	67,040,340	67,859,800	819,460
Eurodollar	5	9/08	1,203,188	1,222,313	19,125
Eurodollar	5	12/08	1,203,850	1,222,375	18,525
Eurodollar	118	3/09	28,750,215	28,830,350	80,135
Eurodollar	5	6/09	1,201,425	1,219,813	18,388
Eurodollar	5	9/09	1,199,725	1,217,250	17,525

Notes to Schedule of Investments (unaudited) (continued)

U.S. Treasury 2 Year Notes	90	6/08	19,215,356	19,342,969	127,613

					$1,311,503

Contracts to Sell:
U.S. Treasury 5 Year Notes	174	6/08	$19,540,755	$19,879,500	$(338,745)
U.S. Treasury 10 Year Notes	36	3/08	3,995,820	$4,272,751	(276,931)
U.S. Treasury 10 Year Notes	220	6/08	25,267,494	25,801,875	(534,381)

					(1,150,057)

Net Unrealized Gain on Open Futures Contracts					$161,446

At February 29, 2008, the Fund held TBA securities with a total cost of $ 45,885,867.

During the period ended February 29, 2008, written option transaction for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding May 31, 2007	—	—
Options written	729	$355,355
Options closed	(572)	(275,203)
Options expired	—	—

Options written, outstanding February 29, 2008	157	$80,152

3. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 21, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	April 21, 2008